Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 17 — Fair Value Measurements

ASC 820, Fair Value Measurements and Disclosures, clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability.

U.S. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As presented in the tables below, this hierarchy consists of three broad levels:

●	Level 1: Quoted prices in active markets for identical assets and liabilities.

●	Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable.

●	Level 3: Significant inputs to the valuation model are unobservable and significant to the overall fair value measurement of the assets or liabilities. Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, investments in marketable debt securities, available-for-sale, accounts payable, other current liabilities, Warrants, the Legacy Xos Preferred Stock Warrant (defined above), convertible notes and the associated derivative liability. The fair value of cash and accounts receivable approximates carrying value due to their short-term maturity.

As required by ASC 820, assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement. Derivative financial instruments which are required to be measured at fair value on a recurring basis are measured at fair value using Level 3 inputs for all periods presented. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the year-ended December 31, 2020, when the Public Warrants were separately listed and traded in an active market. The estimated fair value of the Private Warrants transferred from a Level 3 measurement to a Level 2 fair value measurement during the year-ended December 31, 2021.

Assets and liabilities carried at fair value on a recurring basis as of December 31, 2021 and 2020 consisted of the following (in thousands):

	December 31, 2021
	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and Cash Equivalents(1):
Money market funds	$5,868	$5,868	$—	$—
Non-U.S. government and supranational bonds	647	—	647	—
Corporate debt security	1,805	—	1,805	—
	$8,320	$5,868	$2,452	$—
Short-Term Investments:
U.S. treasuries	$3,408	$3,408	$—	$—
Corporate debt security	71,349	—	71,349	—
Asset-backed security and other	2,551	—	2,551	—
Non-U.S. government and supranational bonds	16,387	—	16,387	—
Certificate of Deposit	1,001	—	1,001	—
	$94,696	$3,408	$91,288	$—
Long-Term Investments:
U.S. treasuries	$2,196	$2,196	$—	$—
Corporate debt security	42,457	—	42,457	—
Asset-backed security and other	5,410	—	5,410	—
Non-U.S. government and supranational bonds	3,753	—	3,753	—
Certificate of Deposit	1,000	—	1,000	—
	$54,816	$2,196	$52,620	$—

Financial Liabilities:
Private Placement Warrants	$140	$—	$140	$—
Public Warrants	7,356	7,356	—	—
Contingent Earn-out Shares liability	29,240	—	—	29,240
Total Financial Liabilities	$36,736	$7,356	$140	$29,240

(1)	Included in total cash and cash equivalents on the Consolidated Balance Sheets.

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Financial Liabilities:
Derivative liability on convertible notes	$6,394	$—	$—	$6,394
Legacy Xos Preferred Stock Warrant	1,707	—	—	1,707
Total	$8,101	$—	$—	$8,101

The changes in the fair value of the financial liabilities during the year ended December 31, 2021 consisted of the following (in thousands):

	Private Placement Warrants	Public Warrants	Contingent Earn-out Shares Liability	Derivative Liability on Convertible Notes	Legacy Xos Preferred Stock Warrant
Fair value at December 31, 2020	$—	$—	$—	$6,394	$1,707
Release due to extinguishment of convertible notes	—	—	—	(6,394)	—
Release due to warrant exercise	—	—	—	—	(3,136)
Initial recognition upon merger consummation	6,017	11,875	101,744	—	—
Change in fair value during the period	(5,877)	(4,519)	(72,504)	—	1,429
Fair value at December 31, 2021	$140	$7,356	$29,240	$—	$—